CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A Shares CNY	Dec. 31, 2014 Class B Common Shares USD ($)	Dec. 31, 2014 Class B Common Shares CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2013 Parent Company Class A Shares CNY	Dec. 31, 2014 Parent Company Class A Common Shares USD ($)	Dec. 31, 2014 Parent Company Class A Common Shares CNY	Dec. 31, 2014 Parent Company Class B Common Shares USD ($)	Dec. 31, 2014 Parent Company Class B Common Shares CNY
STATEMENTS OF CASH FLOWS
Net cash provided by/(used in) operating activities	$ 6,914,270	42,900,286	12,063,481	26,120,009				$ 2	14	(395)	7,294,206
Net cash used in investing activities	(251,746,824)	(1,561,988,349)	(576,553,457)	(272,958,798)
Net cash used in financing activities	292,355,356	1,813,948,044	1,063,133,557	321,726,406						(199,941)	(11,503,182)
Net decrease in cash and cash equivalents	47,621,811	295,474,293	497,279,967	74,825,173				2	14	(200,336)	(4,208,976)
Cash and cash equivalents at beginning of year	101,655,780	630,733,451	133,453,484	58,628,311				605	3,754	204,090	4,413,066
Cash and cash equivalents at end of year	149,277,591	926,207,744	630,733,451	133,453,484				607	3,768	3,754	204,090
Supplemental disclosures of cash flow information:
Cash paid for interest	12,467,616	77,356,571	56,550,056	29,364,799							17,675,762
Supplemental disclosure of non-cash financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)	24,874,891	154,338,750	624,546,000	298,832,000				24,874,891	154,338,750	624,546,000	298,832,000
Payment of convertible redeemable preferred shares issuance costs	(138,570)	(859,771)	(3,921,134)	(15,392,645)				138,570	859,771	3,721,193	3,889,463
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)	8,172,208	50,705,282		222,558				8,172,208	50,705,282		222,558
Proceeds from issuance of convertible promissory notes			130,387,080							130,387,080
Payment for redemption of convertible bonds			(104,939,300)							104,939,300
Proceeds from issuance of common shares in IPO, net of issuance cost (cash received by a subsidiary of the Company on behalf of the Company)													103,865,408	644,443,313
Proceeds from issuance of common shares in the private placement concurrent with IPO (cash received by a subsidiary of the Company on behalf of the Company)													49,468,934	306,934,945
Conversion of convertible redeemable preferred shares to common shares						431,662,361	2,678,292,288								431,662,361	2,678,292,288
Accrued listing expenses								3,329,239	20,656,597
Conversion of convertible promissory notes to Class A convertible redeemable preferred shares					150,824,865							150,824,865
Conversion of convertible bonds to Class A convertible redeemable preferred shares					138,811,004							138,811,004